Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions

7. RELATED PARTY TRANSACTIONS

MUSE Associates, LLC is a limited liability company wholly owned by the Company’s outside director, Mr. Mochio Umeda.

For the year ended March 31, 2012, Ricoh paid the consulting fee of ¥35 million to MUSE Associates, LLC, which was recorded in selling, general and administrative expenses based on the consulting agreement. There are no account balances relating to this transaction at March 31, 2012.